UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,  D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:            March 31, 1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):        [   ] is a restatement.
                                         [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:                                    Arbor Capital Management, LLC
Address:                                 One Financial Plaza
                                         120 S. Sixth St., Ste. 1000
                                         Minneapolis, MN  55402

Form 13F File No:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:                                    Rick D. Leggott
Title:                                   CEO
Phone:                                   (612) 317-2950

Signature, Place, and Date of Signing:

/s/ Rick D. Leggott                      Minneapolis, M4/1/99
(Signature)                              (City/State)  (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  82

Form 13F Information Table Value Total:  $391,421,184

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

FORM 13F INFORMATION TABLE
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Call                                     Title of ClassCUSIP       (X$1000)       Shares/   SH/  Put/I  O
                                                                   Value          PRM AMT   PRN  CallD  M  Sole    ShareNone
99 CENTS ONLY STORES                     COMMON        65440K106    $                      2SH       sole     2,500            0
ABACUS DIRECT CORP COM                   COMMON        002553105    $                   148,SH       sole   104,400       44,400
ACTUATE SOFTWARE CORP                    COMMON        00508B102    $                    80,SH       sole    55,900       24,350
ADVANCE PARADIGM INC                     COMMON        007491103    $                   154,SH       sole   108,600       46,200
ADVANTAGE LEARNING SYS INC               COMMON        00757K100    $                   397,SH       sole   278,600      118,800
ADVENT SOFTWARE                          COMMON        007974108    $                   123,SH       sole    86,600       37,000
AFFILIATED MANAGERS GROUP                COMMON        008252108    $                   336,SH       sole   235,700      100,950
AMERICREDIT CORP                         COMMON        03060R101    $                   581,SH       sole   407,400      174,000
APPOLLO GROUP INC                        COMMON        37604105     $                      3SH       sole     3,400            0
APPLIED MICRO CIRCUITS                   COMMON        03822W109    $                    73,SH       sole    51,400       22,100
ASPECT DEV INC                           COMMON        045234101    $                   225,SH       sole   158,400       67,300
BALANCE BAR CO                           COMMON        057623100    $                   191,SH       sole   134,750       56,400
BED BATH & BEYOND                        COMMON        75896100     $                      6SH       sole     6,900            0
BEST SOFTWARE INC                        COMMON        086579109    $                   334,SH       sole   234,350      100,200
BINDVEW DEVELOPMENT CORP                 COMMON        090327107    $                   173,SH       sole   121,200       51,800
BOTTOMLINE TECHNOLOGIES                  COMMON        101388106    $                    51,SH       sole    36,150       15,650
C.H. ROBINSON WORLDWIDE INC.             COMMON        12541W100    $                   450,SH       sole   315,800      134,700
CARRIER ACCESS CORP                      COMMON        144460102    $                    55,SH       sole    39,200       16,700
CITRIX SYS INC COM                       COMMON        177376100    $                   132,SH       sole    93,200       39,550
CLOSURE MEDICAL CORP                     COMMON        189093107    $                    57,SH       sole    40,700       17,100
CONCORD COMMUNICATIONS INC               COMMON        206186108    $                   110,SH       sole    77,400       33,000
CONCORD EFS INC                          COMMON        206197105    $                      7SH       sole     7,800            0
CORPORATE EXECUTIVE BOARD CO             COMMON        21988R102    $                    76,SH       sole    53,800       23,000
CSG SYSTEMS INTL INC                     COMMON        126349109    $                   351,SH       sole   248,600      102,800
DA CONSULTING GROUP INC                  COMMON        233027101    $                   115,SH       sole    80,200       35,600
EDUCATION MANAGEMENT CORP                COMMON        28139T101    $                   204,SH       sole   142,300       62,500
EXCHANGE APPLICATIONS INC                COMMON        300867108    $                   283,SH       sole   200,400       82,900
EXPRESS SCRIPTS INC                      COMMON        302182100    $                    61,SH       sole    42,900       18,300
FACTSET RESH SYS INC                     COMMON        303075105    $                   299,SH       sole   208,600       90,400
FASTENAL CO                              COMMON        311900104    $                    49,SH       sole    34,300       14,700
FISERV INC                               COMMON        337738108    $                      3SH       sole     3,500            0
FORRESTER RESEARCH INC                   COMMON        346563109    $                   102,SH       sole    71,200       30,950
GEMSTAR                                  COMMON        G3788V106    $                      3SH       sole     3,200            0
GEOTEL COMMUNICATIONS CORP               COMMON        373656107    $                   287,SH       sole   201,800       86,100
HI/FN INC                                COMMON        428358105    $                      5SH       sole     3,500        1,500
I2                                       COMMON        46575410     $                      3SH       sole     3,000            0
INSPIRE INSURANCE SOLUTIONS              COMMON        457732105    $                   183,SH       sole   128,700       55,100
INTERNATIONAL NETWORKS                   COMMON        460053101    $                   199,SH       sole   139,450       59,550
ISS GROUP INC.                           COMMON        450306105    $                    47,SH       sole    33,400       14,000
LASON INC.                               COMMON        51808R107    $                   126,SH       sole    88,543       38,200
MACROVISION CORP                         COMMON        555904101    $                   259,SH       sole   181,650       77,400
MADE 2 MANAGE SYSTEMS                    COMMON        556466100    $                   243,SH       sole   171,300       72,600
MAXIM INTEGRATED PRODS                   COMMON        57772K101    $                      3SH       sole     3,900            0
MEDE AMERICA CORP                        COMMON        584067102    $                   280,SH       sole   196,550       83,850
MEDICAL MANAGER COPORATION               COMMON        58461C103    $                   273,SH       sole   191,500       81,700
MEMBERWORKS INC                          COMMON        586002107    $                   287,SH       sole   201,200       85,900
METZLER GROUP                            COMMON        592903108    $                   207,SH       sole   145,500       61,900
MICREL INC                               COMMON        594793101    $                    62,SH       sole    43,900       18,700
MINIMED INC COM                          COMMON        60365K108    $                    61,SH       sole    43,050       18,650
MSC INDUSTRIAL DIRECT                    COMMON        553530106    $                   192,SH       sole   135,450       57,200
NATIONAL INSTRUMENT CORP                 COMMON        636518102    $                      3SH       sole     3,700            0
NCO GROUP INC.                           COMMON        628858102    $                   186,SH       sole   132,600       53,500
OCULAR SCIENCES INC                      COMMON        675744106    $                   271,SH       sole   190,100       81,200
OMNICARE INC                             COMMON        681904108    $                      7SH       sole     7,400            0
ON ASSIGNMENT INC                        COMMON        682159108    $                   238,SH       sole   167,500       71,450
P.F. CHANGS CHINA BISTRO INC.            COMMON        69333Y108    $                   147,SH       sole   104,200       43,600
PAPA JOHNS INTL INC                      COMMON        698813102    $                   185,SH       sole   130,100       55,500
PATTERSON DENTAL CO                      COMMON        703412106    $                      4SH       sole     4,900            0
PEGASUS SYSTEMS INC                      COMMON        705906105    $                    48,SH       sole    33,700       14,400
PERCLOSE INC                             COMMON        71361C107    $                   118,SH       sole    83,100       35,500
PEREGRINE SYSTEMS INC.                   COMMON        71366Q101    $                   251,SH       sole   176,000       75,200
PERVASIVE SOFTWARE INC                   COMMON        715710109    $                   114,SH       sole    80,500       34,100
PROBUSINESS SERVICES INC                 COMMON        742674104    $                   211,SH       sole   149,150       61,975
PROFIT RECOVERY GROUP INTL               COMMON        743168106    $                   245,SH       sole   172,600       72,900
RENAL CARE GROUP                         COMMON        759930100    $                   307,SH       sole   215,400       92,400
RESTORATION HARDWARE INC.                COMMON        760981100    $                   279,SH       sole   195,000       84,200
SAPIENT  CORPORATION                     COMMON        803032108    $                      3SH       sole     3,000            0
SELECT COMFORT CORPORATION               COMMON        81616X103    $                   182,SH       sole   127,900       54,200
SIPEX CORP.                              COMMON        829909100    $                   162,SH       sole   112,400       49,900
STARBUCKS CORP                           COMMON        855244109    $                      7SH       sole     7,400            0
STERICYCLE INC                           COMMON        858912108    $                   240,SH       sole   168,500       72,200
SUPERIOR CONSULT HLDGS COM               COMMON        868146101    $                   131,SH       sole    92,000       39,450
SURMODICS INC                            COMMON        868873100    $                    29,SH       sole    21,300        8,600
SYNOPSYS INC COM                         COMMON        871607107    $                      1SH       sole     1,900            0
TRANSACTION SYS ARCHIT                   COMMON        893416107    $                   280,SH       sole   196,050       84,450
TRANSWITCH CORP                          COMMON        894065101    $                    53,SH       sole    36,600       16,700
VERITAS SOFTWARE CO                      COMMON        923436109    $                      2SH       sole     2,300            0
VISUAL NETWORKS INC                      COMMON        928444108    $                   248,SH       sole   174,500       74,000
VITESSE SEMICONDOCTOR                    COMMON        92849710     $                      4SH       sole     4,600            0
WIILIS LEASE FINANCE                     COMMON        970646105    $                   202,SH       sole   141,900       60,250
WILD OATS MARKETS INC.                   COMMON        96808B107    $                   252,SH       sole   177,400       75,200
WIND RIVER SYSTEMS INC                   COMMON        973149107    $                      4SH       sole     4,200            0
                                                                    $           391,421





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